SHARE-BASED COMPENSATION (summary of the non-vested RSU activity) (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2024 $ / shares shares
SHARE-BASED COMPENSATION
Non-vested RSUs on January 1, 2024 | shares	10,666,902
Vested | shares	(6,095,850)
Non-vested RSUs on December 31, 2024 | shares	4,571,052
Non-vested RSUs on January 1, 2024 | $ / shares	$ 14.13
Vested | $ / shares	14.14
Non-vested RSUs on December 31, 2024 | $ / shares	$ 14.14